Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Shares Issued Granted Options

In the six months ended June 30, 2024, the Company granted options as follows:

	Six months ended June 30, 2024
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	41,500	$5.26-5.76	4 years	10 years
Consultant	5,000	$5.26	4 years	10 years

Schedule of Fair Value of Options Granted

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

Six months ended June 30
2024
Value of ordinary share	$5.13-5.46
Dividend yield	0%
Expected volatility	70.91-70.97%
Risk-free interest rate	4.35-4.46%
Expected term	6.11 years

Schedule of Options Granted to Employees and Directors

The following table summarizes the activity in options granted to employees and directors for the six months period ended June 30, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	1,727,755	$5.75	4.99	$-
Expired	(50,704)	5.80	-	-
Forfeited	(30,220)	6.34	-	-
Options outstanding at the end of the period	1,646,831	$5.74	4.96	$-
Options exercisable at the end of the period	1,430,074	$5.68	4.61	$-
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	36,666	$8.35	6.78	$-
Expired	(11,666)	17.04	-	-
Options outstanding at the end of the period	25,000	$4.46	9.28	$-
Options exercisable at the end of the period	1,250	$5.26	8.76	$-

Schedule of Granted Restricted Share Units

In the six months ended June 30, 2024, the Company granted restricted share units, or RSUs, as follows:

	Six months ended June 30, 2024
	Number of RSUs granted	Weighted Average Grant Date Fair Value
Employees	261,000	$5.13

Schedule of Activity in RSU Granted to Employees and Directors

The following table summarizes the activity in RSUs granted to employees under the 2024 Plan for the six months period ended June 30, 2025:

	Number of options	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	441,000	$4.99
Exercised into ordinary shares	(61,500)	5.13
Forfeited	(15,000)	5.13
Unvested at the end of the period	364,500	$4.95

Schedule of Share-Based Compensation	The following table illustrates the effect of share-based compensation on the statements of operations:
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Cost of revenue	$-	$-	$-	$-
Research and development	251	410	128	278
General, administrative and marketing	487	370	228	212
	$738	$780	$356	$490